GEOGRAPHIC SEGMENTS	6 Months Ended
Jul. 06, 2019
Operating Segments [Abstract]
GEOGRAPHIC SEGMENTS
GEOGRAPHIC SEGMENTS
The Company operates principally in North America and Europe. Sales by geographic segment are determined based on the origin of shipment.

				Q2 2019
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$317	$130	$—	$447
EBITDA(1)	15	21	(4)	32
Depreciation and amortization	28	6	—	34
Additions to property, plant and equipment	19	10	—	29

				Q2 2018
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$577	$130	$—	$707
EBITDA(1)	256	21	(5)	272
Depreciation and amortization	30	6	—	36
Additions to property, plant and equipment	48	5	—	53

				6 mos 2019
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$647	$276	$—	$923
EBITDA(1)	38	42	(7)	73
Depreciation and amortization	56	13	—	69
Additions to property, plant and equipment	44	15	—	59
Property, plant and equipment	1,162	248	—	1,410

				6 mos 2018
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$1,025	$258	$—	$1,283
EBITDA(1)	412	39	(10)	441
Depreciation and amortization	55	11	—	66
Additions to property, plant and equipment	93	10	—	103
Property, plant and equipment(2)	1,159	243	—	1,402

(1)
EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, interest income, income tax, depreciation and amortization, and costs on early extinguishment of debt. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.

(2)	Balance as at December 31, 2018.